Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Accumulated Other Comprehensive Loss

3.Accumulated Other Comprehensive Loss

The following table summarizes the changes in accumulated other comprehensive loss, net of tax, from unrealized gains on available-for-sale marketable securities, Cara’s only component of accumulated other comprehensive loss, for the three months ended March 31, 2024. There were no unrealized gains or losses on available-for-sale marketable securities for the three months ended March 31, 2025, as all such investments matured in November 2024.

Total Accumulated
Other Comprehensive
Loss
Balance, December 31, 2024	$—
Other comprehensive income before reclassifications	—
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	—
Balance, March 31, 2025	$—

Balance, December 31, 2023	$(260)
Other comprehensive income before reclassifications	69
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	69
Balance, March 31, 2024	$(191)

Amounts reclassified out of accumulated other comprehensive loss into net loss are determined by specific identification. There were no reclassifications out of accumulated other comprehensive loss and into net loss for each of the three months ended March 31, 2025 and 2024.

4.Accumulated Other Comprehensive (Loss) Income

The following table summarizes the changes in accumulated other comprehensive (loss) income, net of tax, from unrealized gains (losses) on available-for-sale marketable securities, the Company’s only component of accumulated other comprehensive (loss) income, for the years ended December 31, 2024, 2023 and 2022.

Total Accumulated
Other Comprehensive
Income (Loss)
Balance, December 31, 2021	$(358)
Other comprehensive loss before reclassifications	(1,314)
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive loss	(1,314)
Balance, December 31, 2022	(1,672)
Other comprehensive income before reclassifications	1,412
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	1,412
Balance, December 31, 2023	$(260)
Other comprehensive income before reclassifications	260
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	260
Balance, December 31, 2024	$—

Amounts reclassified out of accumulated other comprehensive (loss) income into net loss are determined by specific identification. There were no reclassifications out of accumulated other comprehensive (loss) income and into net loss for the years ended December 31, 2024, 2023, and 2022.